Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) (Parenthetical)	Jun. 30, 2026 shares
Condensed Consolidated Interim Statements Of Comprehensive Loss Unaudited
Prefunded warrants shares	1,562,500